Cover	Sep. 08, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-36876
Entity Registrant Name	BABCOCK & WILCOX ENTERPRISES, INC.
Entity Central Index Key	0001630805
Entity Tax Identification Number	47-2783641
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 EAST MARKET STREET
Entity Address, Address Line Two	SUITE 650
Entity Address, City or Town	AKRON
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44305
City Area Code	330
Local Phone Number	753-4511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	BW
Security Exchange Name	NYSE
Series A 7. 75 Percentage Cumulative Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.75% Series A Cumulative Perpetual Preferred Stock
Trading Symbol	BW PRA
Security Exchange Name	NYSE